EQUITY - Company’s Equity Instruments Additional (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, par value per share (in USD per share)		$ 0.00001	$ 0.0001	$ 0.00001
Preferred stock, par value (in dollars per share)		0.00001		$ 0.00001
Common Class A
Class of Stock [Line Items]
Common stock, par value per share (in USD per share)	$ 0.0001
Common Class B
Class of Stock [Line Items]
Common stock, par value per share (in USD per share)	$ 0.0001
Common Stock
Class of Stock [Line Items]
Common stock, par value per share (in USD per share)		0.00001
Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share)		$ 0.00001